Crewing costs - Summary of crew expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Analysis of income and expense [abstract]
Short-term crew benefits (i.e. wages, victualling, insurance)	$ 67,755	$ 74,483
Other crew related costs	10,531	12,280
Total crewing cost	$ 78,286	$ 86,763